John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 11/30/2022

Portfolios’ investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 61.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	970,131	$8,769,987
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,299,120	11,536,182

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $21,105,774)		$20,306,169
UNAFFILIATED INVESTMENT COMPANIES - 30.6%
Equity - 20.7%
Fidelity Mid Cap Index Fund	147,797	4,101,365
Fidelity Small Cap Index Fund	49,278	1,157,544
Financial Select Sector SPDR Fund	10,955	397,776
Vanguard FTSE Emerging Markets ETF	12,332	499,693
Vanguard Health Care ETF	1,702	432,904
Vanguard Information Technology ETF	628	218,506
Fixed income - 9.9%
Vanguard Intermediate-Term Corporate Bond ETF	12,766	1,003,152
Vanguard Total Bond Market ETF	31,256	2,274,187

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $10,344,577)		$10,085,127
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	511	0
Health care - 0.0%
NMC Health PLC (D)	16	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	33	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	68	461
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,070	57

TOTAL COMMON STOCKS (Cost $516)		$518
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$2,129,000	724,354
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	2,753,000	966,725
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	1,452,400	533,132
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	491,700	185,115

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,075,348)		$2,409,326
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	338	3
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	169	1
MULTI-INDEX 2065 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	217	$193
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	17	2
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	19	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	37	9
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	8	1

TOTAL WARRANTS (Cost $197)		$211
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.8739% (F)(G)	206	2,063

TOTAL SHORT-TERM INVESTMENTS (Cost $2,057)		$2,063
Total investments (Cost $34,528,469) - 99.6%		$32,803,414
Other assets and liabilities, net - 0.4%		141,531
TOTAL NET ASSETS - 100.0%		$32,944,945
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 61.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,767,117	$52,134,738
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,605,757	67,539,123

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $129,530,679)		$119,673,861
UNAFFILIATED INVESTMENT COMPANIES - 30.4%
Equity - 20.6%
Fidelity Mid Cap Index Fund	865,284	24,011,642
Fidelity Small Cap Index Fund	288,501	6,776,896
Financial Select Sector SPDR Fund	64,142	2,328,996
Vanguard FTSE Emerging Markets ETF (H)	72,360	2,932,027
Vanguard Health Care ETF	10,026	2,550,113
Vanguard Information Technology ETF	3,678	1,279,723
Fixed income - 9.8%
Vanguard Intermediate-Term Corporate Bond ETF	73,919	5,808,555
Vanguard Total Bond Market ETF	180,991	13,168,905

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $61,130,525)		$58,856,857
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,732	0
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	148	$3
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	304	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	631	4,265
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,165	528

TOTAL COMMON STOCKS (Cost $4,779)		$4,796
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$12,506,000	4,254,943
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	16,482,300	5,787,812
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	8,607,100	3,159,408
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	3,102,600	1,168,065

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,188,029)		$14,370,228
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,131	28
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,565	13
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,013	1,787
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	156	14
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	172	15
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	343	86
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	71	7

TOTAL WARRANTS (Cost $1,824)		$1,950
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.8739% (F)(G)	1,096	10,949

TOTAL SHORT-TERM INVESTMENTS (Cost $10,729)		$10,949
Total investments (Cost $210,866,565) - 99.6%		$192,918,641
Other assets and liabilities, net - 0.4%		721,063
TOTAL NET ASSETS - 100.0%		$193,639,704
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.0%
Equity - 62.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,927,072	$89,740,733
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,891,642	114,477,783

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $222,312,965)		$204,218,516
UNAFFILIATED INVESTMENT COMPANIES - 30.4%
Equity - 20.5%
Fidelity Mid Cap Index Fund	1,463,218	40,564,864
Fidelity Small Cap Index Fund	486,943	11,438,291
Financial Select Sector SPDR Fund	108,863	3,952,816
Vanguard FTSE Emerging Markets ETF	121,852	4,937,443
Vanguard Health Care ETF	16,883	4,294,191
Vanguard Information Technology ETF	6,285	2,186,803
Fixed income - 9.9%
Vanguard Intermediate-Term Corporate Bond ETF	126,475	9,938,406
Vanguard Total Bond Market ETF	310,332	22,579,756

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $102,471,148)		$99,892,570
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,591	0
Health care - 0.0%
NMC Health PLC (D)	270	5
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	551	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,146	7,743
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,794	958

TOTAL COMMON STOCKS (Cost $8,674)		$8,706
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$20,129,000	6,848,533
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	27,339,700	9,600,422
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	14,105,800	5,177,816
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	5,209,600	1,961,308

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,982,061)		$23,588,079
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,684	51
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,842	23
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,655	$3,245
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	283	25
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	313	27
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	624	155
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	130	12

TOTAL WARRANTS (Cost $3,296)		$3,539
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.8739% (F)(G)	105,878	1,058,111

TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,841)		$1,058,111
Total investments (Cost $359,835,985) - 99.9%		$328,769,521
Other assets and liabilities, net - 0.1%		467,502
TOTAL NET ASSETS - 100.0%		$329,237,023
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 61.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,731,577	$151,253,461
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,737,670	193,030,511

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $376,354,678)		$344,283,972
UNAFFILIATED INVESTMENT COMPANIES - 30.8%
Equity - 20.4%
Fidelity Mid Cap Index Fund	2,415,024	66,947,651
Fidelity Small Cap Index Fund	788,020	18,510,580
Financial Select Sector SPDR Fund	185,359	6,730,385
iShares Global Infrastructure ETF	6,135	293,928
Vanguard Energy ETF	6,648	848,484
Vanguard FTSE Emerging Markets ETF	204,684	8,293,796
Vanguard Global ex-U.S. Real Estate ETF	6,995	295,889
Vanguard Health Care ETF	28,246	7,184,370
Vanguard Information Technology ETF	10,566	3,676,334
Vanguard Materials ETF	3,316	599,466
Vanguard Real Estate ETF	9,980	879,038
Fixed income - 10.4%
Vanguard Emerging Markets Government Bond ETF	112,530	7,015,120
Vanguard Intermediate-Term Corporate Bond ETF	179,552	14,109,196
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	439,698	$31,992,426
Xtrackers USD High Yield Corporate Bond ETF	142,272	4,925,457

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,878,383)		$172,302,120
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	15,091	0
Health care - 0.0%
NMC Health PLC (D)	473	9
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	968	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,012	13,602
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	61,119	1,682

TOTAL COMMON STOCKS (Cost $15,237)		$15,293
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$34,458,000	11,723,720
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	47,085,300	16,534,152
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	24,152,800	8,865,768
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	8,973,600	3,378,377

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $58,710,692)		$40,502,017
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	9,985	89
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	4,992	40
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	6,421	5,700
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	8	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	498	44
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	549	47
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,095	273
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	228	21

TOTAL WARRANTS (Cost $5,786)		$6,215
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 3.8739% (F)(G)	243,968	2,438,141
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,437,457)	$2,438,141
Total investments (Cost $613,402,233) - 99.8%	$559,547,758
Other assets and liabilities, net - 0.2%	899,061
TOTAL NET ASSETS - 100.0%	$560,446,819
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.9%
Equity - 58.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,350,423	$174,927,826
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	25,820,754	229,288,298

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $441,869,017)		$404,216,124
UNAFFILIATED INVESTMENT COMPANIES - 33.2%
Equity - 19.3%
Fidelity Mid Cap Index Fund	2,635,938	73,064,887
Fidelity Small Cap Index Fund	848,483	19,930,861
Financial Select Sector SPDR Fund	222,906	8,093,717
iShares Global Infrastructure ETF (H)	11,530	552,402
iShares MSCI Global Min Vol Factor ETF	32,142	3,175,308
Vanguard Dividend Appreciation ETF	20,235	3,210,283
Vanguard Energy ETF	11,991	1,530,411
Vanguard FTSE Emerging Markets ETF	176,906	7,168,231
Vanguard Global ex-U.S. Real Estate ETF	13,062	552,523
Vanguard Health Care ETF (H)	33,930	8,630,096
Vanguard Information Technology ETF (H)	12,553	4,367,691
Vanguard Materials ETF	6,182	1,117,582
Vanguard Real Estate ETF	18,758	1,652,205
Fixed income - 13.9%
Vanguard Emerging Markets Government Bond ETF (H)	216,361	13,487,945
Vanguard Intermediate-Term Corporate Bond ETF	274,809	21,594,491
Vanguard Total Bond Market ETF	677,559	49,299,193
Xtrackers USD High Yield Corporate Bond ETF (H)	316,913	10,971,528

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $225,869,254)		$228,399,354
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	17,949	0
Health care - 0.0%
NMC Health PLC (D)	563	11
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,152	0
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,393	$16,178
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	72,693	2,001

TOTAL COMMON STOCKS (Cost $18,123)		$18,190
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$42,409,000	14,428,906
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	57,724,500	20,270,141
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	29,721,600	10,909,907
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	11,001,300	4,141,764

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $71,738,140)		$49,750,718
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	11,875	106
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	5,938	48
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	7,637	6,779
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	10	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	592	53
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	653	56
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,303	324
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	271	25

TOTAL WARRANTS (Cost $6,883)		$7,392
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 3.8739% (F)(I)	1,486,951	14,860,140

TOTAL SHORT-TERM INVESTMENTS (Cost $14,859,211)		$14,860,140
Total investments (Cost $754,360,628) - 101.5%		$697,251,918
Other assets and liabilities, net - (1.5%)		(10,562,427)
TOTAL NET ASSETS - 100.0%		$686,689,491
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.5%
Equity - 55.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,877,364	$188,731,374
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,594,690	$245,040,844

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $474,659,662)		$433,772,218
UNAFFILIATED INVESTMENT COMPANIES - 36.2%
Equity - 16.4%
Fidelity Mid Cap Index Fund	2,355,174	65,356,090
Fidelity Small Cap Index Fund	762,644	17,914,514
Financial Select Sector SPDR Fund	229,073	8,317,641
iShares Global Infrastructure ETF	17,575	842,018
iShares MSCI Global Min Vol Factor ETF	53,611	5,296,231
Vanguard Dividend Appreciation ETF	33,751	5,354,596
Vanguard Energy ETF	18,551	2,367,664
Vanguard FTSE Emerging Markets ETF	98,156	3,977,281
Vanguard Global ex-U.S. Real Estate ETF	20,057	848,411
Vanguard Health Care ETF	34,872	8,869,693
Vanguard Information Technology ETF	13,127	4,567,408
Vanguard Materials ETF	9,712	1,755,735
Vanguard Real Estate ETF	28,592	2,518,383
Fixed income - 19.8%
Vanguard Emerging Markets Government Bond ETF	340,246	21,210,936
Vanguard Intermediate-Term Corporate Bond ETF (H)	446,947	35,121,095
Vanguard Total Bond Market ETF	1,105,156	80,411,153
Xtrackers USD High Yield Corporate Bond ETF	518,863	17,963,037

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $286,021,598)		$282,691,886
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,625	0
Health care - 0.0%
NMC Health PLC (D)	616	12
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,259	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,617	17,688
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	79,478	2,188

TOTAL COMMON STOCKS (Cost $19,814)		$19,888
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$50,497,000	17,180,703
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	68,653,400	24,107,859
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	35,387,900	12,989,836
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	13,093,600	4,929,473
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $85,761,764)		$59,207,871
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	12,984	$115
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	6,492	52
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	8,350	7,412
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	11	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	647	58
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	714	61
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,424	355
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	296	27

TOTAL WARRANTS (Cost $7,570)		$8,082
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 3.8739% (F)(I)	1,036,671	10,360,178

TOTAL SHORT-TERM INVESTMENTS (Cost $10,358,001)		$10,360,178
Total investments (Cost $856,828,409) - 100.6%		$786,060,123
Other assets and liabilities, net - (0.6%)		(4,927,353)
TOTAL NET ASSETS - 100.0%		$781,132,770
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.7%
Equity - 46.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,284,212	$192,409,277
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,299,700	251,301,334

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $485,233,974)		$443,710,611
UNAFFILIATED INVESTMENT COMPANIES - 44.7%
Equity - 13.5%
Fidelity Mid Cap Index Fund	1,964,511	54,515,190
Fidelity Small Cap Index Fund	634,160	14,896,413
Financial Select Sector SPDR Fund	255,792	9,287,808
iShares Global Infrastructure ETF	26,907	1,289,114
iShares MSCI Global Min Vol Factor ETF	86,843	8,579,220
Vanguard Dividend Appreciation ETF	54,649	8,670,064
Vanguard Energy ETF	28,321	3,614,609
Vanguard FTSE Emerging Markets ETF	121,205	4,911,227
Vanguard Global ex-U.S. Real Estate ETF	31,101	1,315,572
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Health Care ETF	38,937	$9,903,626
Vanguard Information Technology ETF (H)	14,634	5,091,754
Vanguard Materials ETF	14,677	2,653,308
Vanguard Real Estate ETF	43,426	3,824,962
Fixed income - 31.2%
Vanguard Emerging Markets Government Bond ETF	536,715	33,458,813
Vanguard Intermediate-Term Corporate Bond ETF	901,702	70,855,743
Vanguard Total Bond Market ETF	2,239,210	162,924,918
Xtrackers USD High Yield Corporate Bond ETF (H)	840,353	29,093,021

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $441,973,267)		$424,885,362
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	20,564	0
Health care - 0.0%
NMC Health PLC (D)	645	13
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,320	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,742	18,535
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	83,284	2,292

TOTAL COMMON STOCKS (Cost $20,763)		$20,840
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$63,887,000	21,736,412
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	86,562,000	30,396,521
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	44,765,800	16,432,182
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	16,518,800	6,218,990

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $108,687,332)		$74,784,105
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	13,605	121
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	6,803	55
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	8,750	7,767
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	11	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	678	61
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	748	64
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,493	$372
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	311	29

TOTAL WARRANTS (Cost $7,932)		$8,471
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 3.8739% (F)(I)	776,003	7,755,142

TOTAL SHORT-TERM INVESTMENTS (Cost $7,753,254)		$7,755,142
Total investments (Cost $1,043,676,522) - 100.1%		$951,164,531
Other assets and liabilities, net - (0.1%)		(1,420,282)
TOTAL NET ASSETS - 100.0%		$949,744,249
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 31.3%
Equity - 31.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,063,194	$136,171,275
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,071,925	178,238,692

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $343,425,894)		$314,409,967
UNAFFILIATED INVESTMENT COMPANIES - 58.5%
Equity - 11.7%
Fidelity Mid Cap Index Fund	1,271,855	35,293,973
Fidelity Small Cap Index Fund	412,252	9,683,792
Financial Select Sector SPDR Fund	245,972	8,931,243
iShares Global Infrastructure ETF	34,524	1,654,045
iShares MSCI Global Min Vol Factor ETF	114,597	11,321,038
Vanguard Dividend Appreciation ETF	71,602	11,359,657
Vanguard Energy ETF	36,311	4,634,373
Vanguard FTSE Emerging Markets ETF	126,920	5,142,798
Vanguard Global ex-U.S. Real Estate ETF	40,191	1,700,079
Vanguard Health Care ETF (H)	37,571	9,556,184
Vanguard Information Technology ETF	13,876	4,828,015
Vanguard Materials ETF	18,554	3,354,192
Vanguard Real Estate ETF	56,168	4,947,277
Vanguard S&P 500 ETF	13,700	5,130,513
Fixed income - 46.8%
Invesco Senior Loan ETF (H)	651,738	13,569,185
SPDR Portfolio Short Term Corporate Bond ETF	885,798	26,086,751
Vanguard Emerging Markets Government Bond ETF	692,605	43,176,996
Vanguard Intermediate-Term Corporate Bond ETF	1,254,793	98,601,634
Vanguard Short-Term Corporate Bond ETF	346,243	26,141,347
Vanguard Total Bond Market ETF	3,100,763	225,611,517
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Xtrackers USD High Yield Corporate Bond ETF (H)	1,106,186	$38,296,159

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $618,567,529)		$589,020,768
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,775	0
Health care - 0.0%
NMC Health PLC (D)	464	9
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	948	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,970	13,317
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	59,837	1,647

TOTAL COMMON STOCKS (Cost $14,917)		$14,973
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$5,377,613	5,219,330
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	15,643,980	14,996,221
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	8,401,101	7,964,965
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,703,805	7,259,106
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	51,849,000	17,640,697
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	69,160,000	24,285,753
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	36,317,100	13,330,918
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	13,166,600	4,956,956

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $126,442,806)		$95,653,946
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	9,775	87
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	4,888	39
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	6,286	5,580
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	8	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	487	44
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	537	46
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,072	267
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	223	21
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL WARRANTS (Cost $5,699)		$6,085
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 3.8739% (F)(I)	2,336,686	$23,352,135

TOTAL SHORT-TERM INVESTMENTS (Cost $23,346,851)		$23,352,135
Total investments (Cost $1,111,803,696) - 101.6%		$1,022,457,874
Other assets and liabilities, net - (1.6%)		(16,548,484)
TOTAL NET ASSETS - 100.0%		$1,005,909,390
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 14.8%
Equity - 14.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,485,669	$49,590,449
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,260,931	64,477,065

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $124,177,862)		$114,067,514
UNAFFILIATED INVESTMENT COMPANIES - 71.7%
Equity - 6.5%
Fidelity Mid Cap Index Fund	207,820	5,767,013
Fidelity Small Cap Index Fund	68,583	1,611,009
iShares Global Infrastructure ETF (H)	31,148	1,492,301
iShares MSCI Global Min Vol Factor ETF	103,936	10,267,837
Vanguard Dividend Appreciation ETF (H)	64,916	10,298,923
Vanguard Energy ETF	32,673	4,170,055
Vanguard FTSE Emerging Markets ETF	95,836	3,883,275
Vanguard Global ex-U.S. Real Estate ETF	36,187	1,530,710
Vanguard Materials ETF	16,833	3,043,070
Vanguard Real Estate ETF	50,037	4,407,259
Vanguard S&P 500 ETF	10,329	3,868,107
Fixed income - 65.2%
Invesco Senior Loan ETF (H)	1,361,147	28,339,081
SPDR Portfolio Short Term Corporate Bond ETF	1,601,548	47,165,589
Vanguard Emerging Markets Government Bond ETF (H)	615,707	38,383,174
Vanguard Intermediate-Term Corporate Bond ETF (H)	1,174,820	92,317,356
Vanguard Short-Term Corporate Bond ETF	626,230	47,280,365
Vanguard Total Bond Market ETF	2,917,009	212,241,575
Xtrackers USD High Yield Corporate Bond ETF (H)	1,017,992	35,242,883

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $588,209,595)		$551,309,582
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,018	0
8	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	189	$4
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	386	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	802	5,424
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	24,374	671

TOTAL COMMON STOCKS (Cost $6,076)		$6,099
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.6%
U.S. Government - 12.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$11,667,660	11,324,239
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	34,614,659	33,181,396
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	18,608,831	17,642,771
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	16,708,921	15,744,405
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	15,963,000	5,431,126
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	21,894,000	7,688,148
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	11,209,200	4,114,561
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	4,052,800	1,525,796

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $112,723,603)		$96,652,442
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,982	35
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,991	16
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,561	2,273
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	198	18
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	219	19
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	437	109
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	91	8

TOTAL WARRANTS (Cost $2,322)		$2,478
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 3.8739% (F)(I)	2,438,622	24,370,854
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $24,366,042)	$24,370,854
Total investments (Cost $849,485,500) - 102.3%	$786,408,969
Other assets and liabilities, net - (2.3%)	(17,547,298)
TOTAL NET ASSETS - 100.0%	$768,861,671
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 5.1%
Equity - 5.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,190,716	$10,764,072
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,569,082	13,933,448

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,623,793)		$24,697,520
UNAFFILIATED INVESTMENT COMPANIES - 80.3%
Equity - 6.9%
iShares Global Infrastructure ETF	21,249	1,018,040
iShares MSCI Global Min Vol Factor ETF	70,917	7,005,890
Vanguard Dividend Appreciation ETF	44,186	7,010,109
Vanguard Energy ETF	21,800	2,782,334
Vanguard FTSE Emerging Markets ETF	60,489	2,451,014
Vanguard Global ex-U.S. Real Estate ETF	24,591	1,040,199
Vanguard Materials ETF	11,239	2,031,786
Vanguard Real Estate ETF	34,441	3,033,563
Vanguard S&P 500 ETF	19,206	7,192,455
Fixed income - 73.4%
Invesco Senior Loan ETF (H)	1,137,819	23,689,392
SPDR Portfolio Short Term Corporate Bond ETF (H)	1,310,259	38,587,128
Vanguard Emerging Markets Government Bond ETF	416,003	25,933,627
Vanguard Intermediate-Term Corporate Bond ETF	791,284	62,179,097
Vanguard Short-Term Corporate Bond ETF	514,598	38,852,149
Vanguard Total Bond Market ETF	1,968,420	143,222,239
Xtrackers USD High Yield Corporate Bond ETF	701,733	24,293,996

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $413,483,631)		$390,323,018
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,230	0
Health care - 0.0%
NMC Health PLC (D)	39	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	79	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	9

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	164	$1,109
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,982	137

TOTAL COMMON STOCKS (Cost $1,243)		$1,247
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.0%
U.S. Government - 14.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$10,160,143	9,861,094
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	30,130,112	28,882,537
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	16,198,332	15,357,410
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	14,550,931	13,710,984

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $74,135,581)		$67,812,025
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	814	7
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	407	3
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	523	465
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	41	4
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	45	4
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	89	22
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	19	2

TOTAL WARRANTS (Cost $473)		$507
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
John Hancock Collateral Trust, 3.8739% (F)(I)	1,369,395	13,685,320

TOTAL SHORT-TERM INVESTMENTS (Cost $13,682,181)		$13,685,320
Total investments (Cost $527,926,902) - 102.2%		$496,519,637
Other assets and liabilities, net - (2.2%)		(10,846,674)
TOTAL NET ASSETS - 100.0%		$485,672,963
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 11-30-22.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$20,306,169	$20,306,169	—	—
Unaffiliated investment companies	10,085,127	10,085,127	—	—
Common stocks	518	—	—	$518
U.S. Government and Agency obligations	2,409,326	—	$2,409,326	—
Warrants	211	211	—	—
Short-term investments	2,063	2,063	—	—
Total investments in securities	$32,803,414	$30,393,570	$2,409,326	$518

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$119,673,861	$119,673,861	—	—
Unaffiliated investment companies	58,856,857	58,856,857	—	—
Common stocks	4,796	—	$3	$4,793
U.S. Government and Agency obligations	14,370,228	—	14,370,228	—
Warrants	1,950	1,950	—	—
Short-term investments	10,949	10,949	—	—
Total investments in securities	$192,918,641	$178,543,617	$14,370,231	$4,793

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	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$204,218,516	$204,218,516	—	—
Unaffiliated investment companies	99,892,570	99,892,570	—	—
Common stocks	8,706	—	$5	$8,701
U.S. Government and Agency obligations	23,588,079	—	23,588,079	—
Warrants	3,539	3,539	—	—
Short-term investments	1,058,111	1,058,111	—	—
Total investments in securities	$328,769,521	$305,172,736	$23,588,084	$8,701

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$344,283,972	$344,283,972	—	—
Unaffiliated investment companies	172,302,120	172,302,120	—	—
Common stocks	15,293	—	$9	$15,284
U.S. Government and Agency obligations	40,502,017	—	40,502,017	—
Warrants	6,215	6,215	—	—
Short-term investments	2,438,141	2,438,141	—	—
Total investments in securities	$559,547,758	$519,030,448	$40,502,026	$15,284

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$404,216,124	$404,216,124	—	—
Unaffiliated investment companies	228,399,354	228,399,354	—	—
Common stocks	18,190	—	$11	$18,179
U.S. Government and Agency obligations	49,750,718	—	49,750,718	—
Warrants	7,392	7,392	—	—
Short-term investments	14,860,140	14,860,140	—	—
Total investments in securities	$697,251,918	$647,483,010	$49,750,729	$18,179

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$433,772,218	$433,772,218	—	—
Unaffiliated investment companies	282,691,886	282,691,886	—	—
Common stocks	19,888	—	$12	$19,876
U.S. Government and Agency obligations	59,207,871	—	59,207,871	—
Warrants	8,082	8,082	—	—
Short-term investments	10,360,178	10,360,178	—	—
Total investments in securities	$786,060,123	$726,832,364	$59,207,883	$19,876

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
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	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2035 Preservation Portfolio (continued)
Affiliated investment companies	$443,710,611	$443,710,611	—	—
Unaffiliated investment companies	424,885,362	424,885,362	—	—
Common stocks	20,840	—	$13	$20,827
U.S. Government and Agency obligations	74,784,105	—	74,784,105	—
Warrants	8,471	8,471	—	—
Short-term investments	7,755,142	7,755,142	—	—
Total investments in securities	$951,164,531	$876,359,586	$74,784,118	$20,827

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$314,409,967	$314,409,967	—	—
Unaffiliated investment companies	589,020,768	589,020,768	—	—
Common stocks	14,973	—	$9	$14,964
U.S. Government and Agency obligations	95,653,946	—	95,653,946	—
Warrants	6,085	6,085	—	—
Short-term investments	23,352,135	23,352,135	—	—
Total investments in securities	$1,022,457,874	$926,788,955	$95,653,955	$14,964

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$114,067,514	$114,067,514	—	—
Unaffiliated investment companies	551,309,582	551,309,582	—	—
Common stocks	6,099	—	$4	$6,095
U.S. Government and Agency obligations	96,652,442	—	96,652,442	—
Warrants	2,478	2,478	—	—
Short-term investments	24,370,854	24,370,854	—	—
Total investments in securities	$786,408,969	$689,750,428	$96,652,446	$6,095

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$24,697,520	$24,697,520	—	—
Unaffiliated investment companies	390,323,018	390,323,018	—	—
Common stocks	1,247	—	$1	$1,246
U.S. Government and Agency obligations	67,812,025	—	67,812,025	—
Warrants	507	507	—	—
Short-term investments	13,685,320	13,685,320	—	—
Total investments in securities	$496,519,637	$428,706,365	$67,812,026	$1,246
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
International Strategic Equity Allocation	970,131	$6,988,510	$1,223,797	$(6,016)	$(825)	$564,521	—	—	$8,769,987
John Hancock Collateral Trust	206	27,204	974,821	(1,000,537)	587	(12)	$595	—	2,063
U.S. Sector Rotation	1,299,120	9,233,917	1,830,251	—	—	472,014	—	—	11,536,182
					$(238)	$1,036,523	$595	—	$20,308,232
Multi-Index 2060 Preservation Portfolio
International Strategic Equity Allocation	5,767,117	$48,201,691	$1,791,315	$(850,763)	$(129,555)	$3,122,050	—	—	$52,134,738
John Hancock Collateral Trust	1,096	338,301	3,027,505	(3,359,728)	4,902	(31)	$5,665	—	10,949
U.S. Sector Rotation	7,605,757	63,187,432	1,898,075	(43,859)	(6,980)	2,504,455	—	—	67,539,123
					$(131,633)	$5,626,474	$5,665	—	$119,684,810
Multi-Index 2055 Preservation Portfolio
International Strategic Equity Allocation	9,927,072	$83,463,907	$2,291,859	$(1,124,589)	$(145,747)	$5,255,303	—	—	$89,740,733
John Hancock Collateral Trust	105,878	799,568	4,292,070	(4,033,642)	(179)	294	$8,966	—	1,058,111
U.S. Sector Rotation	12,891,642	110,983,884	740,529	(1,391,677)	(217,117)	4,362,164	—	—	114,477,783
					$(363,043)	$9,617,761	$8,966	—	$205,276,627
Multi-Index 2050 Preservation Portfolio
International Strategic Equity Allocation	16,731,577	$143,041,953	$1,350,180	$(1,636,587)	$(197,225)	$8,695,140	—	—	$151,253,461
John Hancock Collateral Trust	243,968	1,970,882	22,421,712	(21,953,953)	(1,242)	742	$19,433	—	2,438,141
U.S. Sector Rotation	21,737,670	188,371,895	324,606	(2,571,569)	(438,362)	7,343,941	—	—	193,030,511
					$(636,829)	$16,039,823	$19,433	—	$346,722,113
Multi-Index 2045 Preservation Portfolio
International Strategic Equity Allocation	19,350,423	$167,152,989	$2,200,551	$(4,437,461)	$(531,050)	$10,542,797	—	—	$174,927,826
John Hancock Collateral Trust	1,486,951	11,243,708	33,542,236	(29,925,513)	(1,310)	1,019	$27,873	—	14,860,140
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	25,820,754	$221,567,096	$485,996	$(1,039,668)	$(180,546)	$8,455,420	—	—	$229,288,298
					$(712,906)	$18,999,236	$27,873	—	$419,076,264
Multi-Index 2040 Preservation Portfolio
International Strategic Equity Allocation	20,877,364	$181,142,268	$1,428,853	$(4,493,602)	$(578,867)	$11,232,722	—	—	$188,731,374
John Hancock Collateral Trust	1,036,671	9,146,900	51,459,304	(50,246,244)	(3,896)	4,114	$36,892	—	10,360,178
U.S. Sector Rotation	27,594,690	240,887,653	—	(4,528,222)	(804,555)	9,485,968	—	—	245,040,844
					$(1,387,318)	$20,722,804	$36,892	—	$444,132,396
Multi-Index 2035 Preservation Portfolio
International Strategic Equity Allocation	21,284,212	$188,752,580	$1,500,930	$(8,650,910)	$(1,307,691)	$12,114,368	—	—	$192,409,277
John Hancock Collateral Trust	776,003	4,913,805	106,332,226	(103,490,020)	(2,891)	2,022	$44,764	—	7,755,142
U.S. Sector Rotation	28,299,700	249,494,720	91,957	(7,221,970)	(1,149,662)	10,086,289	—	—	251,301,334
					$(2,460,244)	$22,202,679	$44,764	—	$451,465,753
Multi-Index 2030 Preservation Portfolio
International Strategic Equity Allocation	15,063,194	$135,228,128	$1,330,059	$(8,006,661)	$(1,245,099)	$8,864,848	—	—	$136,171,275
John Hancock Collateral Trust	2,336,686	38,578,387	117,206,733	(132,427,970)	(10,454)	5,439	$193,021	—	23,352,135
U.S. Sector Rotation	20,071,925	173,491,206	1,585,964	(3,232,583)	(515,004)	6,909,109	—	—	178,238,692
					$(1,770,557)	$15,779,396	$193,021	—	$337,762,102
Multi-Index 2025 Preservation Portfolio
International Strategic Equity Allocation	5,485,669	$51,011,391	$1,444,778	$(5,646,152)	$(899,319)	$3,679,751	—	—	$49,590,449
John Hancock Collateral Trust	2,438,622	34,489,661	277,028,001	(287,145,949)	(5,947)	5,088	$322,448	—	24,370,854
U.S. Sector Rotation	7,260,931	64,942,358	1,865,716	(4,689,647)	(695,866)	3,054,504	—	—	64,477,065
					$(1,601,132)	$6,739,343	$322,448	—	$138,438,368
Multi-Index Income Preservation Portfolio
International Strategic Equity Allocation	1,190,716	$11,209,298	$539,361	$(1,596,726)	$(264,743)	$876,882	—	—	$10,764,072
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,369,395	$35,208,749	$197,349,327	$(218,865,083)	$(11,147)	$3,474	$226,329	—	$13,685,320
U.S. Sector Rotation	1,569,082	14,318,521	604,807	(1,501,425)	(222,532)	734,077	—	—	13,933,448
					$(498,422)	$1,614,433	$226,329	—	$38,382,840
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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